LEASES - Right-of-use lease asset and Liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use lease asset and Liabilities
Beginning of the year	$ (12,144,026)	$ (1,327,660)
Depreciation of the year	3,565,894	1,257,538	$ 827,320
End of the year	(13,936,575)	(12,144,026)	(1,327,660)
Gross carrying amount
Right-of-use lease asset and Liabilities
Beginning of the year	(15,828,032)	(3,688,150)	(2,369,326)
Additions of the year	3,154,950	10,429,919	913,321
Additions from business combination	3,005,000
Disposals	(1,839,921)
Exchange differences	1,015,131	1,709,963	405,503
End of the year	(21,163,192)	(15,828,032)	(3,688,150)
Accumulated depreciation
Right-of-use lease asset and Liabilities
Beginning of the year	3,684,006	2,360,490	1,254,729
Disposals	(171,870)
Exchange differences	148,587	65,978	278,441
Depreciation of the year	3,565,894	1,257,538	827,320
End of the year	$ 7,226,617	$ 3,684,006	$ 2,360,490